Certinas 1-13984

Nasdaq Stock Market

Lisa Roberts
Vice President
Listing Qualifications

1 17010143

2 17010144

By Electronic Mail

January 12, 2017

Mr. Jeffrey Thomas
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Mr. Thomas:

This is to certify that on January 12, 2017 The Nasdaq Stock Market (the "Exchange") received from Meridian Waste Solutions, Inc. (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following securities:

Common Stock, $0.025 par value per share - 1

Common Stock Purchase Warrants - 2

We further certify that the securities described above have been approved by the Exchange for listing and registration upon official notice of issuance.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

Lisa Roberts